John Hancock Funds III

601 Congress Street

Boston, MA 02210

April 1, 2015

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds III (the "Registrant")

File Nos. 333-125838; 811-21777

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the forms of prospectuses and statement of additional information dated March 27, 2015 for class R2, class R4 and class R6 shares of John Hancock International Growth Fund, John Hancock Core High Yield Fund and John Hancock Strategic Growth Fund, each a separate series of the Registrant, that would have been filed under paragraph (c) of Rule 497, would not have differed from the forms of prospectuses and statement of additional information contained in Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed electronically with the U.S. Securities and Exchange Commission on March 26, 2015 via EDGAR.

If you have any questions or comments, please call me at (617) 572-0138.

/s/ Ariel Ayann

Ariel Ayanna

Assistant Secretary